Property, Plant and Equipment - Summary Of Detailed Information About Key Assumptions Used In Estimate Of Value (Detail)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Key Assumptions Used In Estimate Of Value In Use [Line Items]
Discount rate used in current estimate of value in use	15.00%
Budgeted Rental Rate Growth Used In Current Estimate Of Value In Use	6.70%
Utilization Rate Used In Current Estimate Of Value In Use	82.00%
Bottom of range [member]
Disclosure Of Detailed Information About Key Assumptions Used In Estimate Of Value In Use [Line Items]
Discount rate used in current estimate of value in use		6.60%	6.90%
Budgeted Rental Rate Growth Used In Current Estimate Of Value In Use		0.00%	0.00%
Utilization Rate Used In Current Estimate Of Value In Use		46.00%	45.00%
Top of range [member]
Disclosure Of Detailed Information About Key Assumptions Used In Estimate Of Value In Use [Line Items]
Discount rate used in current estimate of value in use		12.00%	12.00%
Budgeted Rental Rate Growth Used In Current Estimate Of Value In Use		1.80%	4.00%
Utilization Rate Used In Current Estimate Of Value In Use		94.00%	95.00%